Employee Retirement and Severance Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ (37)	¥ 47,936	¥ (27,996)
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	(19,328)	58,149	(15,771)
Current year prior service credit		(3,963)	1,149
Amortization of actuarial loss	(15,247)	(11,900)	(14,220)
Amortization of prior service credit	11,877	13,001	12,860
Curtailments and settlements	(960)		19
Defined benefit plan, other comprehensive income loss adjustment before tax	(23,658)	55,287	(15,963)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	28,882	(5,654)	(5,300)
Current year prior service credit	362	3,257	(1,069)
Amortization of actuarial loss	(4,345)	(5,108)	(5,747)
Amortization of prior service credit	133	217	83
Curtailments and settlements	(1,411)	(63)
Defined benefit plan, other comprehensive income loss adjustment before tax	¥ 23,621	¥ (7,351)	¥ (12,033)